Investment Objectives and Goals - YieldMax(R) Quantum Portfolio Option Income ETF	Oct. 16, 2026
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® Quantum Portfolio Option Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek capital appreciation via investments in a select portfolio of Quantum Companies and/or one or more Quantum ETFs (each defined below).